Transactions with Related Parties - Additional Information (Details) - EBP 013 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 130,667	$ 115,085
Dividends	13,631
Investment Management
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment management fees	$ 34
Ashland Inc. Common Stock | Investment Management
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Common stock, shares	13,702	14,378
Investments at fair value	$ 803	$ 1,030
Dividends	$ 19